LEASE	6 Months Ended
Jun. 30, 2020
LEASE
LEASE

19. LEASE

19.1.Right of use

The rollforward of six-month period ended June 30, 2020 is set forth below:

	Lands	Machines		Ships
	and	and		and
	Farms	Equipment’s	Buildings	boats	Vehicles	Total
Balance as of December 31, 2018
Initial adoption on January 1, 2019	1,762,943	143,685	41,570	1,408,640	1,012	3,357,850
Additions	260,982	1,529	39,794	612,022		914,327
Amortization (1)	(254,280)	(15,163)	(35,365)	(116,207)	(925)	(421,940)
Balance as of December 31, 2019	1,769,645	130,051	45,999	1,904,455	87	3,850,237
Additions	337,323	2,153	26,716	194,907	63	561,162
Amortization (1)	(119,220)	(5,054)	(10,521)	(76,771)	(29)	(211,595)
Balance as of June 30, 2020	1,987,748	127,150	62,194	2,022,591	121	4,199,804
1)	The amount of R$118,286 (R$116,577 as of June 30, 2019) related to land is reclassified to biological assets to compose the formation cost.

For the six-month period ended June 30, 2020, the Company is not committed to lease agreements not yet in force.

19.2.    Lease liabilities

The balance of lease payables for the six-month period ended June 30, 2020, measured at present value and discounted by the respective discount rates are set forth below:

	Average rate - %		Present value of
Nature of agreement	p.a. (1)	Maturity (2)	liabilities
Lands and farms	11.45	January 2048	2,164,710
Machines and Equipment’s	10.62	July 2032	247,281
Buildings	9.80	November 2030	41,650
Ships and boats	11.39	February 2039	2,720,284
Vehicles	10.04	December 2021	47
			5,173,972
1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, do not consider eventual renewal clause.

On March 12 and April 12, 2020, for a period of 10 months, two of the ships leased by the Company were made available for chartering from third parties. In the amount of U.S.$7,500 (equivalent, on the transaction date, to R$38,990)

The rollforward in the balances in the year ended December 31, 2019 and the six-month period ended June 30, 2020 are as follows:

Balance as of December 31, 2018
Initial adoption on January 1, 2019	3,428,897
Additions	914,327
Payments	(646,487)
Accrual of financial charges (1)	275,404
Exchange rate variation	11,929
Balance as of December 31, 2019	3,984,070
Additions	561,162
Payments	(354,289)
Accrual of financial charges (1)	240,528
Exchange rate variation	742,501
Balance as of June 30, 2020	5,173,972

Current	704,174
Non-current	4,469,798
1)	The amount of R$37,040 related to interest expenses on leased lands is capitalized to biological assets to compose the formation cost (R$30,440 as of June 30, 2019).

The maturity schedule of future payment not discounted to present value related to lease liabilities is disclosed in Note 4.2.

19.2.1.    Amounts recognized in the statement of income for the period

In the six-month period ended June 30, 2020 and 2019, the amounts recognized in the unaudited condensed consolidated interim financial information, are set for the below:

	June 30,	June 30,
	2020	2019
Expenses relating to short-term assets	2,531	26,570
Expenses relating to low-value assets	6,428	4,581
	8,959	31,151